UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: _____________
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Paramount BioCapital Asset Management, Inc.
Address:       787 Seventh Avenue, 48th Floor
               New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Lindsay A. Rosenwald, M.D.
Title:         Chairman
Phone:         212-554-4300

Signature, Place, and Date of Signing:

/s/ Lindsay A. Rosenwald, M.D.         New York, NY                  05/02/05
--------------------------------------------------------------------------------
           [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         28
Form 13F Information Table Value Total:         35,659
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

-------------------------------------------
Paramount BioCapital Asset Management, Inc.
Form 13F
At 3/31/2005
-------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
               Column 1                    Column 2      Column 3        Column 4         Column 5
----------------------------------------------------------------------------------------------------------------------------
                                                           CUSIP       Fair Market        Shares or        SH/       Put/
            Name of Issuer              Title or Class    Number     Value (x $1000)  Principal Amount     PRN       Call
----------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC Total            Common                          $2,392.63           136,800    SH
----------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC Total            Common                            $619.51             1,349    SH     Puts
----------------------------------------------------------------------------------------------------------------------------
Antisoma PLC Total                          Common                            $130.41           300,000    SH
----------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. Total           Common                          $1,096.14           217,058    SH
----------------------------------------------------------------------------------------------------------------------------
Avanir Pharma Total                         Common                            $278.08           126,400    SH
----------------------------------------------------------------------------------------------------------------------------
BIOCRYST PHARMACEUTICALS INC Total          Common                            $246.87            53,550    SH
----------------------------------------------------------------------------------------------------------------------------
Bioenvision inc. Total                      Common                            $549.13            95,500    SH
----------------------------------------------------------------------------------------------------------------------------
Callisto Pharmaceuticals, Inc. Total        Common                             $90.75            60,500    SH
----------------------------------------------------------------------------------------------------------------------------
Corcept Therapeutics Inc. Total             Common                             $88.59            19,513    SH
----------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC Total                Common                          $6,875.25           752,215    SH
----------------------------------------------------------------------------------------------------------------------------
Cytokinetics Inc. Total                     Common                          $1,152.59           175,700    SH
----------------------------------------------------------------------------------------------------------------------------
Depomed Inc. Total                          Common                             $61.19            15,531    SH
----------------------------------------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL I Total                  Common                          $2,420.95           176,970    SH
----------------------------------------------------------------------------------------------------------------------------
EXELIXIS INC Total                          Common                          $1,410.92           208,100    SH
----------------------------------------------------------------------------------------------------------------------------
Favrille, Inc. Total                        Common                            $889.51           175,100    SH
----------------------------------------------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC Total          Common                            $201.15            87,456    SH
----------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC Total                      Common                            $267.13           109,931    SH
----------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTIC Total                  Common                              $1.01                85    SH     Calls
----------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS INC Total              Common                          $1,972.52           199,648    SH
----------------------------------------------------------------------------------------------------------------------------
Micro Therapeutics,Inc. Total               Common                            $306.27            79,344    SH
----------------------------------------------------------------------------------------------------------------------------
NitroMed, Inc. Total                        Common                          $1,435.00            82,900    SH
----------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc. Total                          Common                          $1,930.93           297,066    SH
----------------------------------------------------------------------------------------------------------------------------
Oscient Pharmaceuticals Corp. Total         Common                          $1,435.36           613,400    SH
----------------------------------------------------------------------------------------------------------------------------
Pharmion Corp. Total                        Common                          $4,265.90           147,100    SH
----------------------------------------------------------------------------------------------------------------------------
PROGENICS PHARMA Total                      Common                          $1,070.93            63,708    SH
----------------------------------------------------------------------------------------------------------------------------
Vion Pharmaceuticals Inc Total              Common                          $3,611.96         1,267,354    SH
----------------------------------------------------------------------------------------------------------------------------
VIROPHARMA INC Total                        Common                            $232.83            99,500    SH
----------------------------------------------------------------------------------------------------------------------------
ZONAGEN INC Total                           Common                            $625.24           204,996    SH
----------------------------------------------------------------------------------------------------------------------------

                                                                     -----------------
                                                                           $35,658.73
                                                                     =================

-----------------------------------------------------------------------------------------
               Column 1                  Column 6    Column 7            Column 8
-----------------------------------------------------------------------------------------
                                        Investment     Other         Voting Authority
            Name of Issuer              Discretion   Managers     Sole    Shared   None
-----------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC Total           Sole                    X
-----------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC Total           Sole                    X
-----------------------------------------------------------------------------------------
Antisoma PLC Total                         Sole                    X
-----------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. Total          Sole                    X
-----------------------------------------------------------------------------------------
Avanir Pharma Total                        Sole                    X
-----------------------------------------------------------------------------------------
BIOCRYST PHARMACEUTICALS INC Total         Sole                    X
-----------------------------------------------------------------------------------------
Bioenvision inc. Total                     Sole                    X
-----------------------------------------------------------------------------------------
Callisto Pharmaceuticals, Inc. Total       Sole                    X
-----------------------------------------------------------------------------------------
Corcept Therapeutics Inc. Total            Sole                    X
-----------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC Total               Sole                    X
-----------------------------------------------------------------------------------------
Cytokinetics Inc. Total                    Sole                    X
-----------------------------------------------------------------------------------------
Depomed Inc. Total                         Sole                    X
-----------------------------------------------------------------------------------------
DOV PHARMACEUTICAL I Total                 Sole                    X
-----------------------------------------------------------------------------------------
EXELIXIS INC Total                         Sole                    X
-----------------------------------------------------------------------------------------
Favrille, Inc. Total                       Sole                    X
-----------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC Total         Sole                    X
-----------------------------------------------------------------------------------------
IMMUNOMEDICS INC Total                     Sole                    X
-----------------------------------------------------------------------------------------
INSPIRE PHARMACEUTIC Total                 Sole                    X
-----------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS INC Total             Sole                    X
-----------------------------------------------------------------------------------------
Micro Therapeutics,Inc. Total              Sole                    X
-----------------------------------------------------------------------------------------
NitroMed, Inc. Total                       Sole                    X
-----------------------------------------------------------------------------------------
Nuvelo, Inc. Total                         Sole                    X
-----------------------------------------------------------------------------------------
Oscient Pharmaceuticals Corp. Total        Sole                    X
-----------------------------------------------------------------------------------------
Pharmion Corp. Total                       Sole                    X
-----------------------------------------------------------------------------------------
PROGENICS PHARMA Total                     Sole                    X
-----------------------------------------------------------------------------------------
Vion Pharmaceuticals Inc Total             Sole                    X
-----------------------------------------------------------------------------------------
VIROPHARMA INC Total                       Sole                    X
-----------------------------------------------------------------------------------------
ZONAGEN INC Total                          Sole                    X
-----------------------------------------------------------------------------------------